Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill
Beginning Balance	¥ 66,753		¥ 118,724
Acquisitions	3,610
Goodwill impairment	(4,882)	$ (708)	(51,971)	¥ (336)
Ending Balance	65,481	9,494	66,753	118,724
Meituan on-demand delivery
Goodwill
Beginning Balance	11,194		11,194
Ending Balance	11,194	1,623	11,194	11,194
Bike-sharing maintenance
Goodwill
Beginning Balance	4,882		4,882
Goodwill impairment	(4,882)
Ending Balance			4,882	4,882
Eleme On- demand delivery
Goodwill
Beginning Balance	9,819		9,819
Ending Balance	9,819	1,424	9,819	9,819
B&B solution
Goodwill
Beginning Balance	4,613		4,613
Ending Balance	4,613	669	4,613	4,613
Housekeeping solution
Goodwill
Beginning Balance	36,245		88,216
Goodwill impairment			(51,971)
Ending Balance	36,245	5,255	¥ 36,245	¥ 88,216
Ride-hailing solution services
Goodwill
Acquisitions	3,610
Ending Balance	¥ 3,610	$ 523